Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Payables And Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

	As at December 31,	As at December 31,
	2016	2015
Trade payables	$913	$1,318
Accrued compensation	6,099	3,146
Accrued litigation costs	151	2,363
Dividends	1,102	1,091
Success fee obligation - current portion	585	2,983
Accrued contingent partner payments & legal fees	4,077	1,140
Patent acquisition liability	1,000	9,000
Accrued other	1,718	2,164
	$15,645	$23,205

Schedule of Current and Long Term Liability

The current and long term portion of this liability is reflected as follows:

	As at December 31,	As at December 31,
	2016	2015
Success fee obligation	$632	$3,638
Current portion	(585)	(2,983)
	$47	$655